Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class IA
Account Value [Line Items]
Line Graph and Table Measure Name	Class IA
Account Value	$ 28,794	$ 24,103	$ 20,793	$ 21,407	$ 16,774	$ 15,816	$ 12,098	$ 13,189	$ 11,078	$ 9,721	$ 10,000
Class IB
Account Value [Line Items]
Line Graph and Table Measure Name	Class IB
Account Value	$ 28,080	23,568	20,376	21,035	16,524	15,617	11,976	13,087	11,019	9,696	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	$ 19,743	$ 17,713	$ 19,157	$ 15,306	$ 14,890	$ 11,767	$ 12,827	$ 11,285	$ 9,617	$ 10,000